Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income attributable to Republic Services, Inc. by the weighted average number of common shares (including vested but unissued RSUs) outstanding during the period. Diluted earnings per share is based on the combined weighted average number of common shares and common share equivalents outstanding, which include, where appropriate, the assumed exercise of employee stock options, unvested RSUs and unvested PSUs at the expected attainment levels. We use the treasury stock method in computing diluted earnings per share.
Earnings per share for the years ended December 31, 2015, 2014, and 2013 are calculated as follows (in thousands, except per share amounts):

	2015	2014	2013
Basic earnings per share:
Net income attributable to Republic Services, Inc.	$749,906	$547,600	$588,900
Weighted average common shares outstanding	349,984	356,673	362,054
Basic earnings per share	$2.14	$1.54	$1.63
Diluted earnings per share:
Net income attributable to Republic Services, Inc.	$749,906	$547,600	$588,900
Weighted average common shares outstanding	349,984	356,673	362,054
Effect of dilutive securities:
Options to purchase common stock	1,255	1,350	1,332
Unvested RSU awards	137	84	36
Unvested PSU awards	12	—	—
Weighted average common and common equivalent shares outstanding	351,388	358,107	363,422
Diluted earnings per share	$2.13	$1.53	$1.62
Antidilutive securities not included in the diluted earnings per share calculations:
Options to purchase common stock	9	274	1,658